Initial Public Offering	4 Months Ended	6 Months Ended
	Jun. 09, 2020	Jun. 30, 2020
Initial Public Offering [Abstract]
Initial Public Offering

Note 3—Initial Public Offering

On June 9, 2020, the Company consummated its Initial Public Offering of 14,950,000 Units at a price of $10.00 per Unit, including 1,950,000 additional Units to cover the Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $149.5 million, and incurring offering costs of approximately $8.8 million, inclusive of approximately $5.2 million in deferred underwriting commissions.

Each Unit consists of one Class A ordinary share, and one-third of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 3—Initial Public Offering

On June 9, 2020, the Company consummated its Initial Public Offering of 14,950,000 Units at a price of $10.00 per Unit, including 1,950,000 additional Units to cover the Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $149.5 million, and incurring offering costs of approximately $8.8 million, inclusive of approximately $5.2 million in deferred underwriting commissions.

Each Unit consists of one Class A ordinary share, and one-third of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).